Equity - Outstanding number of shares (Detail) - Ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Number of shares outstanding at beginning of period	881,480,527	870,182,445	905,128,293
Dividend distributed	39,334,938	14,174,568	6,345,968
Purchase of treasury shares, number of	(15,964,445)	(5,080,693)	(45,486,392)
Re-issuance of treasury shares, number of	1,552,136	2,204,207	4,194,577
Number of shares outstanding at end of period	906,403,156	881,480,527	870,182,445